                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5843

                      (Investment Company Act File Number)

                            Cash Trust Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  5/31/07

              Date of Reporting Period:  Six months ended 11/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2006		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0211		0.0302	0.0099	0.0006	0.0058	0.0174
Less Distributions:
Distributions from net investment income	(0.0211)		(0.0302)	(0.0099)	(0.0006)	(0.0058)	(0.0174)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.13%		3.06%	0.99%	0.06%	0.58%	1.75%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%	1.05%	1.04%	1.05%	1.05%
Net investment income	4.21	% [3]	2.98%	1.08%	0.07%	0.59%	1.74%
Expense waiver/reimbursement [4]	0.05	% [3]	0.05%	0.02%	0.07%	0.04%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$503,827		$487,625	$546,590	$444,087	$590,024	$663,299

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,021.30	$5.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	21.3%
Repurchase Agreements	79.2%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

At November 30, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.5%
8-30 Days	9.5%
31-90 Days	10.3%
91-180 Days	5.3%
181 Days or more	5.9%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--21.3%
$14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.230%, 12/19/2006 - 1/5/2007	$13,996,272
15,500,000		Federal Home Loan Bank System Notes, 2.875% - 5.580%, 2/15/2007 - 11/21/2007	15,492,290
18,163,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.490% - 5.005%, 1/9/2007 - 6/29/2007	17,875,857
37,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.220% - 5.245%, 12/17/2006 - 2/7/2007	36,995,629
8,200,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.295%, 3/15/2007 - 12/5/2007	8,175,275
7,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.204%, 12/28/2006	6,995,997
8,000,000		Federal National Mortgage Association Notes, 3.000% - 5.000%, 5/15/2007 - 9/14/2007	7,955,109
		TOTAL GOVERNMENT AGENCIES	107,486,429
		REPURCHASE AGREEMENTS--79.2%
26,000,000		Interest in $1,520,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $1,520,224,622 on 12/1/2006. The market value of the underlying securities at the end of the period was $1,552,791,866.	26,000,000
18,002,000		Interest in $2,325,000,000 joint repurchase agreement 5.290%, dated 11/30/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,325,341,646 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,371,500,687.	18,002,000
8,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.323%, dated 10/30/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/15/2036 for $505,913,889 on 1/19/2007. The market value of the underlying securities at the end of the period was $515,499,295.	8,000,000
12,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.270%, dated 11/7/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $1,004,538,056 on 12/8/2006. The market value of the underlying securities at the end of the period was $1,027,196,296.	12,000,000
102,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,004,968.	102,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$12,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.290%, dated 10/3/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 6/24/2042 for $760,249,375 on 1/5/2007. The market value of the underlying securities at the end of the period was $779,098,617.	$12,000,000
102,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,001,295.	102,000,000
14,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.340%, dated 9/6/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $768,234,186.	14,000,000
100,000,000		Interest in $1,750,000,000 joint repurchase agreement 5.300%, dated 11/29/2006 under which Societe Generale, London will repurchase a U.S. Treasury and U.S. Government Agency securities with various maturities to 6/1/2040 for $1,750,515,278 on 12/1/2006. The market value of the underlying securities at the end of the period was $1,787,506,331.	100,000,000
5,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $300,243,520 on 11/7/2007. The market value of the underlying securities at the end of the period was $294,461,687.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	399,002,000
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [4]	506,488,429
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(2,661,660)
		TOTAL NET ASSETS--100%	$503,826,769

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$399,002,000
Investments in securities	107,486,429
Total investments in securities, at amortized cost and value		$506,488,429
Cash		1,481
Income receivable		1,178,078
Receivable for shares sold		88,672
TOTAL ASSETS		507,756,660
Liabilities:
Payable for investments purchased	2,500,000
Payable for shares redeemed	467,332
Income distribution payable	657,672
Payable for shareholder services fee (Note 4)	101,917
Payable for distribution services fee (Note 4)	41,211
Accrued expenses	161,759
TOTAL LIABILITIES		3,929,891
Net assets for 503,827,868 shares outstanding		$503,826,769
Net Assets Consist of:
Paid-in capital		$503,827,868
Distributions in excess of net investment income		(1,099)
TOTAL NET ASSETS		$503,826,769
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($503,826,769 ÷ 503,827,868 shares outstanding) $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2006 (unaudited)

Investment Income:
Interest			$12,764,923
Expenses:
Investment adviser fee (Note 4)		$1,213,220
Administrative personnel and services fee (Note 4)		193,104
Custodian fees		13,814
Transfer and dividend disbursing agent fees and expenses		295,110
Directors'/Trustees' fees		3,775
Auditing fees		8,222
Legal fees		4,489
Portfolio accounting fees		46,328
Distribution services fee (Note 4)		242,644
Shareholder services fee (Note 4)		606,610
Share registration costs		28,810
Printing and postage		11,895
Insurance premiums		5,290
Taxes		18,166
Miscellaneous		1,175
TOTAL EXPENSES		2,692,652
Waivers (Note 4):
Waiver of investment adviser fee	$(124,869)
Waiver of administrative personnel and services fee	(8,209)
TOTAL WAIVERS		(133,078)
Net expenses			2,559,574
Net investment income			$10,205,349

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2006	Year Ended 5/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,205,349	$17,453,698
Distributions to Shareholders:
Distributions from net investment income	(10,205,880)	(17,450,840)
Share Transactions:
Proceeds from sale of shares	768,575,443	2,000,752,587
Net asset value of shares issued to shareholders in payment of distributions declared	8,776,474	15,178,607
Cost of shares redeemed	(761,149,503)	(2,074,898,681)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,202,414	(58,967,487)
Change in net assets	16,201,883	(58,964,629)
Net Assets:
Beginning of period	487,624,886	546,589,515
End of period (including distributions in excess of net investment income of $(1,099) and $(568), respectively)	$503,826,769	$487,624,886

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2006	Year Ended 5/31/2006
Shares sold	768,575,443	2,000,752,587
Shares issued to shareholders in payment of distributions declared	8,776,474	15,178,607
Shares redeemed	(761,149,503)	(2,074,898,681)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,202,414	(58,967,487)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the Adviser voluntarily waived $124,869 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended November 30, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than November 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

7. SUBSEQUENT EVENT

On December 21, 2006, the Corporation entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Evaluation and Approval of Advisory Contract

GOVERNMENT CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31, Year Ended May 31,
	11/30/2006		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.020	0.008	0.001	0.005	0.012
Less Distributions:
Distributions from net investment income	(0.013)		(0.020)	(0.008)	(0.001)	(0.005)	(0.012)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.33%		1.98%	0.76%	0.13%	0.51%	1.20%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	2.65	% [3]	1.92%	0.81%	0.13%	0.52%	1.16%
Expense waiver/reimbursement [4]	0.07	% [3]	0.05%	0.04%	0.03%	0.07%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$366,585		$334,001	$400,545	$353,473	$426,684	$538,236

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.30	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	87.1%
Municipal Notes	10.8%
Commercial Paper	4.6%
Other Assets and Liabilities--Net [2]	(2.5)%
TOTAL	100.0%

At November 30, 2006 the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.6%
8-30 Days	1.0%
31-90 Days	3.6%
91-180 Days	3.7%
181 Days or more	6.6%
Other Assets and Liabilities--Net [2]	(2.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--102.5% [1,2]
		Alabama--2.4%
$1,280,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 12/1/2006	$1,280,000
2,204,500		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.630%, 12/7/2006	2,204,500
460,000		Perry County, AL IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 3.620%, 12/7/2006	460,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank N.A., New York LOC), 3.690%, 12/7/2006	3,100,000
1,780,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.460%, 12/7/2006	1,780,000
		TOTAL	8,824,500
		Arizona--6.4%
2,000,000		Apache County, AZ IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 3.520%, 12/6/2006	2,000,000
2,215,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.480%, 12/7/2006	2,215,000
2,500,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.530%, 12/7/2006	2,500,000
1,925,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.510%, 12/7/2006	1,925,000
1,800,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 12/6/2006	1,800,000
4,000,000	[3,4]	Phoenix, AZ IDA, PT-2940 Weekly VRDNs (California Sunrise Villa Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.590%, 12/7/2006	4,000,000
3,000,000	[3,4]	Phoenix, AZ IDA, PT-479 Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.530%, 12/7/2006	3,000,000
645,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 3.530%, 12/7/2006	645,000
1,390,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A. LOC), 3.480%, 12/7/2006	1,390,000
4,000,000	[3,4]	Yuma & LaPaz Counties, AZ Community College District, MERLOTS (Series 2006-C2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.520%, 12/6/2006	4,000,000
		TOTAL	23,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--1.1%
$2,000,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC), 3.660%, 12/7/2006	$2,000,000
1,410,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.560%, 12/7/2006	1,410,000
450,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.560%, 12/7/2006	450,000
		TOTAL	3,860,000
		District of Columbia--0.9%
3,255,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.600%, 12/7/2006	3,255,000
		Florida--2.8%
1,670,000	[3,4]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.610%, 12/6/2006	1,670,000
3,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.590%, 12/6/2006	3,000,000
5,455,000	[3,4]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.610%, 12/6/2006	5,455,000
		TOTAL	10,125,000
		Georgia--0.5%
2,000,000		Mitchell County, GA Development Authority, Revenue Bonds (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.640%, 12/7/2006	2,000,000
		Illinois--5.9%
1,815,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 3.680%, 12/7/2006	1,815,000
1,925,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 3.780%, 12/7/2006	1,925,000
4,600,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 12/7/2006	4,600,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.580%, 12/7/2006	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 12/7/2006	2,630,000
3,750,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(LaSalle Bank, N.A. LOC), 3.600%, 12/7/2006	3,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 3.640%, 12/7/2006	$3,000,000
1,700,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.480%, 12/6/2006	1,700,000
500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.530%, 12/6/2006	500,000
794,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 12/7/2006	794,000
		TOTAL	21,714,000
		Indiana--2.0%
970,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.620%, 12/7/2006	970,000
1,086,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(FHLB of Indianapolis LOC), 3.630%, 12/7/2006	1,086,000
1,265,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.660%, 12/7/2006	1,265,000
675,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/7/2006	675,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(U.S. Bank, N.A. LOC), 3.640%, 12/7/2006	1,500,000
1,880,000		Miami County, IN, (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC), 3.650%, 12/7/2006	1,880,000
		TOTAL	7,376,000
		Kansas--3.3%
9,235,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.680%, 12/7/2006	9,235,000
2,830,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 3.710%, 12/6/2006	2,830,000
		TOTAL	12,065,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--1.0%
$745,000		Fort Mitchell, KY IDA, 4.15% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 5/1/2007	$745,000
1,000,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 12/7/2006	1,000,000
1,244,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.600%, 12/7/2006	1,244,000
700,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 3.560%, 12/7/2006	700,000
		TOTAL	3,689,000
		Louisiana--0.7%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 3.730%, 12/7/2006	2,500,000
		Maine--1.5%
2,600,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.550%, 12/7/2006	2,600,000
3,060,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 3.620%, 12/7/2006	3,060,000
		TOTAL	5,660,000
		Maryland--0.9%
1,655,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.550%, 12/6/2006	1,655,000
1,550,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.880%, 12/5/2006	1,550,000
225,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.880%, 12/5/2006	225,000
		TOTAL	3,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--3.5%
$4,880,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.610%, 12/7/2006	$4,880,000
715,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.660%, 12/7/2006	715,000
5,000,000		Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007	5,000,000
370,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.660%, 12/7/2006	370,000
1,190,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.870%, 12/7/2006	1,190,000
700,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs), 3.500%, 12/6/2006	700,000
		TOTAL	12,855,000
		Mississippi --0.8%
3,000,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 3.580%, 12/7/2006	3,000,000
		Missouri--1.4%
5,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.590%, 12/7/2006	5,000,000
		Multi State--7.7%
5,316,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)(Series 1999-3), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.680%, 12/7/2006	5,316,000
1,316,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.680%, 12/7/2006	1,316,000
1,495,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.580%, 12/7/2006	1,495,000
2,846,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 12/7/2006	2,846,000
1,499,665	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.580%, 12/7/2006	1,499,665
13,674,855	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.610%, 12/7/2006	13,674,855
1,933,934	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.610%, 12/7/2006	1,933,934
		TOTAL	28,081,454
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--1.1%
$4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.62% CP (New England Power Co.), Mandatory Tender 12/12/2006	$4,000,000
		New Mexico--1.8%
6,639,503		New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	6,639,503
		New York--0.1%
250,000		New York City, NY, (Series 2004H-6), Weekly VRDNs (Bank of America N.A. LOC), 3.450%, 12/6/2006	250,000
		North Dakota--0.9%
300,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.550%, 12/7/2006	300,000
3,100,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.580%, 12/7/2006	3,100,000
		TOTAL	3,400,000
		Ohio--7.1%
2,000,000		Belmont County, OH, 4.25% BANs, 3/14/2007	2,003,814
2,179,000		Clinton Massie, OH Local School District, 4.00% BANs, 11/21/2007	2,186,566
1,100,000		Licking Heights, OH Local School District, 4.50% BANs, 9/12/2007	1,106,787
3,650,000		Mayfield, OH, 4.25% BANs, 9/11/2007	3,665,052
750,000		Ohio State Water Development Authority, (Series 1999-A), Weekly VRDNs (Ohio Edison Co.), 3.720%, 12/6/2006	750,000
2,154,100		Painesville, OH, (Series 2006-1), 4.50% BANs, 3/21/2007	2,159,861
1,000,000		Perrysburg, OH, 4.25% BANs, 11/8/2007	1,005,600
2,975,000		Ross County, OH, 4.75% BANs, 5/30/2007	2,988,454
1,500,000		Sylvania, OH City School District, 4.50% BANs, 7/26/2007	1,506,094
3,500,000		Sylvania, OH, 4.50% BANs, 4/18/2007	3,510,204
5,000,000		Trumbull County, OH Sewer District, (Series A), 4.00% BANs, 4/4/2007	5,005,724
		TOTAL	25,888,156
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oklahoma--2.1%
$2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 12/7/2006	$2,000,000
1,000,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.570%, 12/6/2006	1,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips), 3.570%, 12/6/2006	2,500,000
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 3.45% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006	2,000,000
		TOTAL	7,500,000
		Oregon--0.5%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC), 3.640%, 12/7/2006	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 3.640%, 12/7/2006	1,000,000
		TOTAL	2,000,000
		Pennsylvania--1.8%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 3.700%, 12/7/2006	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.610%, 12/6/2006	2,000,000
3,700,000		Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.600%, 12/6/2006	3,700,000
		TOTAL	6,595,000
		South Carolina--1.8%
1,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.600%, 12/6/2006	1,800,000
3,800,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.600%, 12/6/2006	3,800,000
860,000		South Carolina Jobs-EDA, (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.540%, 12/7/2006	860,000
		TOTAL	6,460,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--4.1%
$15,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South Dakota Housing Development Authority)/(State Street Bank and Trust Co. LIQ), 3.680%, 12/7/2006	$15,000,000
		Tennessee--1.9%
1,100,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 3.500%, 12/6/2006	1,100,000
165,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 12/7/2006	165,000
2,500,000		Jackson, TN IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 3.750%, 12/7/2006	2,500,000
150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC), 3.540%, 12/6/2006	150,000
3,100,000		Union City, TN IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 3.630%, 12/7/2006	3,100,000
		TOTAL	7,015,000
		Texas--15.9%
9,730,000	[3,4]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.590%, 12/7/2006	9,730,000
7,500,000		Brazos Harbor, TX IDC, (Series 2006), Weekly VRDNs (BASF Corp.), 3.600%, 12/6/2006	7,500,000
7,575,000	[3,4]	Brazos River Authority, TX, ROCs (Series 617CE), Weekly VRDNs (TXU Energy Co. LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.550%, 12/7/2006	7,575,000
2,000,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.530%, 12/7/2006	2,000,000
975,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.630%, 12/7/2006	975,000
1,485,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.590%, 12/7/2006	1,485,000
3,900,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.700%, 12/1/2006	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$5,695,000		Houston, TX Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.730%, 12/1/2006	$5,695,000
4,730,000		Houston, TX Housing Finance Corp., (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.610%, 12/6/2006	4,730,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.600%, 12/6/2006	5,000,000
5,445,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.630%, 12/7/2006	5,445,000
1,535,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.590%, 12/7/2006	1,535,000
2,850,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.570%, 12/6/2006	2,850,000
		TOTAL	58,420,000
		Virginia--13.5%
1,250,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (VirginiaNon-AMT)/ (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%, 12/7/2006	1,250,000
1,400,000		Fairfax County, VA IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System), 3.440%, 12/6/2006	1,400,000
3,500,000		Fairfax County, VA IDA, (Series 2005C-2), Weekly VRDNs (Inova Health System), 3.440%, 12/6/2006	3,500,000
6,688,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 3.550%, 12/6/2006	6,688,000
3,400,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.480%, 12/7/2006	3,400,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Sub Series A), 3.65% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 1/10/2007	10,000,000
3,000,000		Metropolitan Washington, VA Airports Authority, (Series 2005B), 3.65% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2007	3,000,000
5,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005), Weekly VRDNs (Old Dominion University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty N.A. INS)/(Bank of America N.A. LIQ), 3.500%, 12/7/2006	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$925,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.540%, 12/6/2006	$925,000
3,905,000		Rockingham County, VA IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC), 3.520%, 12/7/2006	3,905,000
10,350,000		Virginia Commonwealth University, (Series 2006B) Daily VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.630%, 12/1/2006	10,350,000
100,000		Virginia Small Business Financing Authority, (Series 2006), Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 3.490%, 12/6/2006	100,000
		TOTAL	49,518,000
		Washington--4.8%
5,300,000	[3,4]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.520%, 12/6/2006	5,300,000
665,000		Washington State Economic Development Finance Authority, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.520%, 12/6/2006	665,000
1,900,000		Washington State Housing Finance Commission, (Series 1995), Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.590%, 12/7/2006	1,900,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 3.600%, 12/7/2006	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 3.600%, 12/7/2006	2,250,000
4,900,000		Washington State Housing Finance Commission, (Series 2005A: Park Vista) Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America N.A. LOC), 3.780%, 12/1/2006	4,900,000
		TOTAL	17,590,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--2.3%
$2,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.730%, 12/7/2006	$2,000,000
3,555,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.580%, 12/7/2006	3,555,000
335,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/7/2006	335,000
2,600,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.580%, 12/7/2006	2,600,000
		TOTAL	8,490,000
		TOTAL INVESTMENTS--102.5% (AT AMORTIZED COST) [5]	375,675,613
		OTHER ASSETS AND LIABILITIES - NET--(2.5)%	(9,091,059)
		TOTAL NET ASSETS--100%	$366,584,554

Securities that are subject to the federal alternative minimum tax (AMT) represent 75.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $115,836,454, which represented 31.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2006, these liquid restricted securities amounted to $115,836,454, which represented 31.6% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRBs	--Pollution Control Revenue Bonds
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$375,675,613
Cash		75,778
Income receivable		1,894,032
TOTAL ASSETS		377,645,423
Liabilities:
Payable for investments purchased	$10,350,000
Payable for shares redeemed	326,849
Payable for Directors'/Trustees' fees	86
Payable for distribution services fee (Note 5)	30,409
Payable for shareholder services fee (Note 5)	75,557
Income distribution payable	206,895
Accrued expenses	71,073
TOTAL LIABILITIES		11,060,869
Net assets for 366,583,124 shares outstanding		$366,584,554
Net Assets Consist of:
Paid-in capital		$366,580,828
Accumulated net realized gain on investments		4,047
Distributions in excess of net investment income		(321)
TOTAL NET ASSETS		$366,584,554
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$366,584,554 ÷ 366,583,124 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2006 (unaudited)

Investment Income:
Interest			$6,588,646
Expenses:
Investment adviser fee (Note 5)		$889,210
Administrative personnel and services fee (Note 5)		141,532
Custodian fees		8,153
Transfer and dividend disbursing agent fees and expenses		201,000
Directors'/Trustees' fees		3,356
Auditing fees		8,222
Legal fees		3,284
Portfolio accounting fees		40,229
Distribution services fee (Note 5)		177,842
Shareholder services fee (Note 5)		444,605
Share registration costs		37,150
Printing and postage		19,129
Insurance premiums		4,632
Taxes		14,141
Miscellaneous		1,219
TOTAL EXPENSES		1,993,704
Waivers (Note 5):
Waiver of investment adviser fee	$(111,868)
Waiver of administrative personnel and services fee	(6,016)
TOTAL WAIVERS		(117,884)
Net expenses			1,875,820
Net investment income			4,712,826
Net realized gain on investments			6,953
Change in net assets resulting from operations			$4,719,779

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited)	Year Ended
	11/30/2006	5/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,712,826	$7,819,947
Net realized gain on investments	6,953	4,197
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,719,779	7,824,144
Distributions to Shareholders:
Distributions from net investment income	(4,711,998)	(7,824,740)
Share Transactions:
Proceeds from sale of shares	713,959,958	1,518,554,603
Net asset value of shares issued to shareholders in payment of distributions declared	4,493,012	7,577,961
Cost of shares redeemed	(685,876,797)	(1,592,676,693)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,576,173	(66,544,129)
Change in net assets	32,583,954	(66,544,725)
Net Assets:
Beginning of period	334,000,600	400,545,325
End of period (including distributions in excess of net investment income of $(321) and $(1,149), respectively)	$366,584,554	$334,000,600

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2006	Year Ended 5/31/2006
Shares sold	713,959,958	1,518,554,603
Shares issued to shareholders in payment of distributions declared	4,493,012	7,577,961
Shares redeemed	(685,876,797)	(1,592,676,693)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	32,576,173	(66,544,129)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the Fund had a capital loss carryforward of $2,906 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the Adviser voluntarily waived $111,868 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended November 30, 2006, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $559,195,000 and $576,486,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than November 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

8. SUBSEQUENT EVENT

On December 21, 2006, the Corporation entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Evaluation and Approval of Advisory Contract

MUNICIPAL CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2006		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.031	0.011	0.001	0.007	0.019
Less Distributions:
Distributions from net investment income	(0.022)		(0.031)	(0.011)	(0.001)	(0.007)	(0.019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.17%		3.15%	1.08%	0.14%	0.69%	1.95%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	4.31	% [3]	3.07%	1.11%	0.14%	0.70%	1.94%
Expense waiver/reimbursement [4]	0.02	% [3]	0.02%	0.02%	0.03%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,316,318		$3,850,411	$4,074,633	$4,334,861	$5,008,970	$5,621,516

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees: to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,021.70	$5.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	60.1%
Variable Rate Demand Instruments	30.9%
Repurchase Agreements	3.8%
Bank Instruments	7.4%
Other Assets and Liabilities--Net [2]	(2.2)%
TOTAL	100.0%

At November 30, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.9%
8-30 Days	23.1%
31-90 Days	26.5%
91-180 Days	9.4%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(2.2)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.7%
		Finance - Automotive--0.7%
$364		CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007	$364
10,695,370	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	10,695,370
12,890,269		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	12,890,269
435,403		HSBC Automotive Trust 2006-1, Class A1, 5.275%, 6/18/2007	435,403
7,000,000		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	7,000,000
		TOTAL	31,021,406
		Finance - Equipment--0.3%
1,911,838		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	1,911,838
12,770,577		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	12,770,577
		TOTAL	14,682,415
		Finance - Retail--1.7%
40,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 12/18/2006	40,000,000
31,500,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.323%, 1/16/2007	31,500,000
		TOTAL	71,500,000
		TOTAL ASSET-BACKED SECURITIES	117,203,821
		BANKERS ACCEPTANCE--0.4%
		Banking--0.4%
18,300,000		Wachovia Bank N.A., 5.450%, 12/20/2006 - 12/22/2006	18,242,518
		CERTIFICATES OF DEPOSIT--7.0%
		Banking--7.0%
40,000,000		Calyon, Paris, 5.260% - 5.310%, 4/11/2007 - 4/19/2007	40,000,000
47,200,000		Credit Suisse, Zurich, 4.920% - 5.200%, 2/5/2007 - 3/29/2007	47,200,000
25,000,000		DePfa Bank PLC, 5.410%, 2/12/2007	25,000,000
25,000,000		First Tennessee Bank, N.A., 5.310%, 12/26/2006	25,000,000
15,000,000		HBOS Treasury Services PLC, 5.355%, 5/15/2007	15,000,000
24,000,000		Huntington National Bank, Columbus, OH, 5.450%, 12/4/2006	24,000,000
10,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/12/2007	10,000,000
35,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.800% - 4.850%, 1/29/2007 - 1/30/2007	35,000,000
40,000,000		Societe Generale, Paris, 5.190% - 5.410%, 2/20/2007 - 10/9/2007	39,959,382
43,000,000		Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/3/2007	43,006,559
		TOTAL CERTIFICATES OF DEPOSIT	304,165,941
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--21.0%
		Banking--8.9%
$60,000,000		BNP Paribas Securities Corp., 5.422%, 12/1/2006	$60,000,000
100,000,000		Credit Suisse First Boston LLC, 5.422%, 12/1/2006	100,000,000
25,000,000		Deutsche Bank Securities, Inc., 5.355%, 12/15/2006	25,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.437%, 12/1/2006	75,000,000
25,000,000		HSBC Securities (USA), Inc., 5.412%, 12/1/2006	25,000,000
50,000,000		J.P. Morgan Securities, Inc., 5.412%, 12/1/2006	50,000,000
25,000,000		RBC Capital Markets Corp., 5.467%, 12/1/2006	25,000,000
25,000,000		WAMU Capital Corp., 5.382%, 12/1/2006	25,000,000
		TOTAL	385,000,000
		Brokerage--12.1%
115,000,000		Bear Stearns & Co., Inc., 5.432%, 12/1/2006	115,000,000
25,000,000		Citigroup Global Markets, Inc., 5.412%, 12/1/2006	25,000,000
53,000,000		Goldman Sachs & Co., 5.382% - 5.412%, 12/1/2006	53,000,000
137,000,000		Lehman Brothers, Inc., 5.412% - 5.462%, 12/1/2006	137,000,000
100,000,000		Merrill Lynch & Co., Inc., 5.442%, 12/1/2006	100,000,000
90,000,000		Morgan Stanley & Co., Inc., 5.412%, 12/1/2006	90,000,000
		TOTAL	520,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	905,000,000
		COMMERCIAL PAPER--33.0% [3]
		Aerospace/Auto--0.6%
6,600,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.330%, 1/3/2007 - 1/12/2007	6,563,756
20,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.330%, 12/4/2006	19,991,117
		TOTAL	26,554,873
		Banking--7.5%
39,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG SWP), 5.260% - 5.275%, 1/23/2007 - 2/13/2007	38,589,518
109,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250% - 5.270%, 12/15/2006 - 1/12/2007	108,569,697
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 5.240%, 12/19/2006	49,869,000
22,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	21,478,844
65,294,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.1407% - 5.270%, 12/1/2006 - 3/13/2007	64,912,402
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$30,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.265%, 2/12/2007	$29,679,713
10,000,000		Westpac Trust Securities NZ Ltd., (GTD by Westpac Banking Corp. Ltd., Sydney), 5.260%, 1/24/2007	9,921,100
		TOTAL	323,020,274
		Consumer Products--0.6%
26,000,000	[1,2]	Fortune Brands, Inc., 5.320% - 5.340%, 1/3/2007 - 1/22/2007	25,831,226
		Finance - Automotive--5.3%
43,800,000		DaimlerChrysler North America Holding Corp., 5.360% - 5.380%, 12/20/2006 - 1/22/2007	43,543,612
6,000,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.240%, 12/27/2006	5,977,293
95,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.250% - 5.310%, 2/5/2007 - 3/7/2007	93,965,575
84,800,000		FCAR Auto Loan Trust, A1/P1 Series, 5.180% - 5.310%, 12/11/2006 - 4/5/2007	83,854,000
		TOTAL	227,340,480
		Finance - Commercial--0.8%
35,853,000	[1,2]	Fairway Finance Co. LLC, 5.260%, 1/19/2007	35,596,312
		Finance - Retail--4.6%
35,000,000	[1,2]	Amsterdam Funding Corp., 5.190% - 5.285%, 2/9/2007 - 4/11/2007	34,554,231
92,000,000	[1,2]	Paradigm Funding LLC, 5.230% - 5.350%, 12/1/2006 - 3/26/2007	91,233,206
12,000,000	[1,2]	Sheffield Receivables Corp., 5.255%, 1/17/2007	11,917,672
60,000,000	[1,2]	Tulip Funding Corp., 5.240%, 1/10/2007	59,650,667
		TOTAL	197,355,776
		Finance - Securities--5.4%
23,000,000	[1,2]	Beta Finance, Inc., 5.240%, 3/13/2007	22,658,526
20,000,000	[1,2]	Galaxy Funding Inc., 5.240%, 12/27/2006	19,924,311
77,500,000	[1,2]	Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007	76,415,008
53,623,000	[1,2]	KLIO Funding Ltd., 5.270% - 5.290%, 12/21/2006 - 1/18/2007	53,417,716
30,398,000	[1,2]	KLIO II Funding Ltd., 5.290%, 12/22/2006	30,304,197
29,000,000	[1,2]	Perry Global Funding LLC Series A, 5.255% - 5.260%, 1/10/2007 - 2/14/2007	28,753,881
		TOTAL	231,473,639
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--1.4%
$18,000,000	[1,2]	General Mills, Inc., 5.330% - 5.440%, 12/21/2006 - 1/18/2007	$17,913,480
42,800,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.330%, 12/1/2006 - 12/18/2006	42,724,284
		TOTAL	60,637,764
		Homebuilding--0.1%
6,000,000		Centex Corp., 5.320%, 12/4/2006	5,997,340
		Insurance--0.8%
35,000,000	[1,2]	Aspen Funding Corp., 5.260%, 1/23/2007 - 1/25/2007	34,724,581
		Metals--1.0%
42,000,000		Alcoa, Inc., 5.260% - 5.270%, 12/12/2006 - 12/29/2006	41,878,242
		Publishing and Printing--4.9%
213,000,000	[1,2]	Gannett Co., Inc., 5.300%, 1/22/2007 - 1/26/2007	211,282,947
		TOTAL COMMERCIAL PAPER	1,421,693,454
		CORPORATE NOTES--2.8%
		Banking--0.7%
22,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	22,000,000
10,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	10,000,000
		TOTAL	32,000,000
		Finance - Securities--2.1%
30,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	30,000,000
59,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.910% - 5.750%, 1/26/2007 - 10/12/2007	58,998,274
		TOTAL	88,998,274
		TOTAL CORPORATE NOTES	120,998,274
		LOAN PARTICIPATION--0.6%
		Chemicals--0.6%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.320%, 12/27/2006	25,000,000
Principal Amount			Value
		NOTES - VARIABLE--30.9% [4]
		Banking--16.7%
$4,950,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.440%, 12/7/2006	$4,950,000
2,370,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	2,370,000
4,325,000		Alabama Incentives Financing Authority, Series 1999-C, (Wachovia Bank N.A. LOC), 5.350%, 12/7/2006	4,325,000
3,899,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.360%, 12/7/2006	3,899,000
4,100,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 5.470%, 12/7/2006	4,100,000
80,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.340%, 12/5/2006	80,000,000
68,000,000	[1,2]	BNP Paribas SA, 5.310%, 12/26/2006	68,000,000
5,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 12/1/2006	5,910,000
720,000		Boozer Lumber Co., (Wachovia Bank N.A. LOC), 5.520%, 12/1/2006	720,000
310,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 5.470%, 12/7/2006	310,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.469%, 12/7/2006	7,565,000
1,399,000		Capital One Funding Corp., Series 1995-D, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 12/7/2006	1,399,000
390,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 12/7/2006	390,000
5,785,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.390%, 12/7/2006	5,785,000
4,735,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 5.370%, 12/7/2006	4,735,000
2,550,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 12/7/2006	2,550,000
850,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 12/7/2006	850,000
10,000,000	[1,2]	DePfa Bank PLC, 5.430%, 12/15/2006	10,000,000
2,200,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 12/6/2006	2,200,000
2,625,000		Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	2,625,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,172,000		Frank Parsons Paper Co., Inc., SERIES 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	$5,172,000
6,230,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	6,230,000
6,100,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 5.370%, 12/6/2006	6,100,000
400,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/6/2006	400,000
1,875,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	1,875,000
2,735,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 5.420%, 12/1/2006	2,735,000
6,455,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 5.370%, 12/7/2006	6,455,000
69,000,000	[1,2]	HBOS Treasury Services PLC, 5.445% - 5.459%, 12/27/2006 - 2/20/2007	69,000,000
55,000,000		HBOS Treasury Services PLC, 5.290% - 5.399%, 12/11/2006 - 1/2/2007	55,000,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.470%, 12/1/2006	950,000
4,360,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 5.320%, 12/7/2006	4,360,000
3,010,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 5.500%, 12/1/2006	3,010,000
7,345,000		Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 5.350%, 12/7/2006	7,345,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 5.420%, 12/7/2006	2,290,000
50,000,000	[1]	MONET Trust, Series 2000-1 Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.433%, 12/28/2006	50,000,000
2,705,000		Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	2,705,000
4,020,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/5/2006	4,020,000
50,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/5/2006	50,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series 1998-A), (National Bank of Commerce, Memphis, TN LOC), 5.400%, 12/7/2006	$3,955,000
5,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 12/7/2006	5,000,000
7,085,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 5.420%, 12/7/2006	7,085,000
540,000		PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.519%, 12/7/2006	540,000
8,160,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.470%, 12/1/2006	8,160,000
25,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.319%, 1/2/2007	25,000,000
410,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.360%, 12/7/2006	410,000
16,250,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.469%, 12/7/2006	16,250,000
30,000,000	[1,2]	Societe Generale, Paris, 5.340%, 1/2/2007	30,000,000
3,000,000		Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 5.360%, 12/7/2006	3,000,000
8,335,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.469%, 12/7/2006	8,335,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.350%, 12/7/2006	1,800,000
4,370,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 5.370%, 12/1/2006	4,370,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 12/1/2006	2,735,000
2,000,000		Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.519%, 12/7/2006	2,000,000
585,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 5.149%, 12/7/2006	585,000
2,925,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 5.470%, 12/7/2006	2,925,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.390%, 12/21/2006	20,000,000
38,000,000		Wells Fargo & Co., 5400%, 1/2/2007	38,000,000
48,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 12/18/2006	48,000,000
1,370,000		Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.469%, 12/7/2006	1,370,000
850,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.469%, 12/7/2006	850,000
960,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 5.469%, 12/7/2006	960,000
		TOTAL	721,660,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--5.7%
$50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 12/15/2006	$50,001,367
35,000,000		Merrill Lynch & Co., Inc., 5.410%, 1/4/2007	35,000,000
40,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 12/11/2006	40,000,000
121,000,000		Morgan Stanley, 5.373% - 5.440%, 12/1/2006 - 1/4/2007	121,000,000
		TOTAL	246,001,367
		Finance - Commercial--2.1%
85,300,000	[1,2]	General Electric Capital Corp., 5.445%, 12/11/2006 - 12/18/2006	85,300,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 5.440%, 12/7/2006	3,000,000
		TOTAL	88,300,000
		Finance - Retail--2.5%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 12/15/2006	31,000,000
35,000,000	[1,2]	Compass Securitization LLC, 5.275%, 12/11/2006 - 12/18/2006	34,998,926
30,000,000	[1,2]	Paradigm Funding LLC, 5.280%, 12/1/2006	29,999,254
13,000,000		SLM Corp., 5.496%, 1/25/2007	13,003,323
		TOTAL	109,001,503
		Finance - Securities--1.4%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.320% - 5.337%, 12/1/2006 - 1/25/2007	44,994,997
14,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.275%, 12/15/2006	13,999,913
		TOTAL	58,994,910
		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National Mortgage Association LOC), 5.470%, 12/7/2006	810,000
		Insurance--1.6%
15,000,000		Genworth Life Insurance Co., 5.465%, 2/9/2007	15,000,000
9,000,000		Hartford Life Global Funding Trust, 5.320%, 12/15/2006	9,000,000
9,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 12/21/2006	8,999,274
35,000,000		Monumental Life Insurance Co., 5.510%, 3/1/2007	35,000,000
		TOTAL	67,999,274
		Municipal--0.9%
39,000,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 12/15/2006	39,000,000
		TOTAL NOTES - VARIABLE	1,331,767,054
Principal Amount			Value
		REPURCHASE AGREEMENTS--3.8%
$165,997,000		Interest in $2,933,318,000 joint repurchase agreement 5.320%, dated 11/30/2006, under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/20/2036 for $2,933,751,479 on 12/1/2006. The market value of the underlying securities at the end of the period was $3,008,939,091.	$165,997,000
		TOTAL INVESTMENTS--102.2% (AT AMORTIZED COST) [5]	4,410,068,062
		OTHER ASSETS AND LIABILITIES - NET--(2.2)%	(93,749,590)
		TOTAL NET ASSETS--100%	$4,316,318,472

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $1,941,494,954, which represented 45.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2006, these liquid restricted securities amounted to $1,891,494,954, which represented 43.8% of total net assets.

3 Discount rate at time of purchase.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,410,068,062
Cash		829,559
Income receivable		15,281,244
Receivable for shares sold		686,059
TOTAL ASSETS		4,426,864,924
Liabilities:
Payable for investments purchased	$102,000,000
Payable for shares redeemed	874,289
Income distribution payable	5,923,037
Payable for distribution services fee (Note 4)	358,342
Payable for shareholder services fee (Note 4)	883,470
Accrued expenses	507,314
TOTAL LIABILITIES		110,546,452
Net assets for 4,316,303,716 shares outstanding		$4,316,318,472
Net Assets Consist of:
Paid-in capital		$4,316,303,716
Accumulated net realized gain on investments		84
Undistributed net investment income		14,672
TOTAL NET ASSETS		$4,316,318,472
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($4,316,318,472 ÷ 4,316,303,716 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2006 (unaudited)

Investment Income:
Interest			$109,596,506
Expenses:
Investment adviser fee (Note 4)		$10,214,409
Administrative personnel and services fee (Note 4)		1,625,780
Custodian fees		106,751
Transfer and dividend disbursing agent fees and expenses		2,314,040
Directors'/Trustees' fees		21,171
Auditing fees		8,222
Legal fees		5,209
Portfolio accounting fees		81,622
Distribution services fee (Note 4)		2,042,882
Shareholder services fee (Note 4)		5,107,204
Share registration costs		104,415
Printing and postage		82,524
Insurance premiums		14,347
Taxes		145,474
Miscellaneous		7,667
TOTAL EXPENSES		21,881,717
Waivers (Note 4):
Waiver of investment adviser fee	$(264,418)
Waiver of administrative personnel and services fee	(69,104)
TOTAL WAIVERS		(333,522)
Net expenses			21,548,195
Net investment income			$88,048,311

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2006	Year Ended 5/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$88,048,311	$132,091,269
Net realized gain on investments	--	84
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,048,311	132,091,353
Distributions to Shareholders:
Distributions from net investment income	(88,027,129)	(132,106,792)
Share Transactions:
Proceeds from sale of shares	4,475,892,887	11,646,059,688
Net asset value of shares issued to shareholders in payment of distributions declared	84,622,060	127,008,452
Cost of shares redeemed	(4,094,628,584)	(11,997,275,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	465,886,363	(224,207,065)
Change in net assets	465,907,545	(224,222,504)
Net Assets:
Beginning of period	3,850,410,927	4,074,633,431
End of period (including undistributed net investment income (distributions in excess of net investment income) of $14,672 and $(6,510), respectively)	$4,316,318,472	$3,850,410,927

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1 Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 5.433%, 12/28/2006	6/1/2005-3/28/2006	$50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2006	Year Ended 5/31/2006
Shares sold	4,475,892,887	11,646,059,688
Shares issued to shareholders in payment of distributions declared	84,622,060	127,008,452
Shares redeemed	(4,094,628,584)	(11,997,275,205)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	465,886,363	(224,207,065)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the Adviser voluntarily waived $264,418 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended November 30, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than November 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

8. SUBSEQUENT EVENT

On December 21, 2006, the Corporation entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Evaluation and Approval of Advisory Contract

PRIME CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2006		2006	[1]	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0208		0.0295		0.0091		0.0004	0.0051	0.0159
Net realized gain on investments	0.0000	[2]	0.0000	[2]	0.0000	[2]	0.0002	0.0006	0.0007
TOTAL FROM INVESTMENT OPERATIONS	0.0208		0.0295		0.0091		0.0006	0.0057	0.0166
Less Distributions:
Distributions from net investment income	(0.0208)		(0.0295)		(0.0091)		(0.0004)	(0.0051)	(0.0159)
Distributions from net realized gain on investments	(0.0000	) [2]	(0.0000	) [2]	(0.0000	) [2]	(0.0002)	(0.0006)	(0.0007)
TOTAL DISTRIBUTIONS	(0.0208)		(0.0295)		(0.0091)		(0.0006)	(0.0057)	(0.0166)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [3]	2.10%		2.99%		0.91%		0.06%	0.57%	1.67%

Ratios to Average Net Assets:
Net expenses	1.05	% [4]	1.05%		1.05%		1.01%	1.05%	1.03%
Net investment income	4.15	% [4]	3.00%		0.87%		0.04%	0.54%	1.63%
Expense waiver/reimbursement [5]	0.05	% [4]	0.06%		0.08%		0.09%	0.05%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$356,847		$388,810		$252,537		$341,511	$491,107	$606,949

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.0001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees: to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,021.00	$5.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	99.2%
U.S. Treasury Securities	5.6%
Other Assets and Liabilities--Net [2]	(4.8)%
TOTAL	100.0%

At November 30, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.6%
8-30 Days	4.8%
31-90 Days	16.2%
91-180 Days	2.5%
181 Days or more	1.7%
Other Assets and Liabilities--Net [2]	(4.8)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--5.6%
		U.S. Treasury Bill--4.8% [1]
$17,000,000		5.220%, 12/15/2006	$16,965,490
		U.S. Treasury Note--0.8%
3,000,000		3.125%, 1/31/2007	2,992,874
		TOTAL U.S. TREASURY	19,958,364
		REPURCHASE AGREEMENTS--99.2%
71,112,000		Interest in $2,325,000,000 joint repurchase agreement 5.29%, dated 11/30/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,325,341,646 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,371,500,687.	71,112,000
6,000,000	[2]	Interest in $320,000,000 joint repurchase agreement 5.19%, dated 11/17/2006 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/31/2008 for $322,814,133 on 1/17/2007. The market value of the underlying securities at the end of the period was $326,400,439.	6,000,000
71,000,000		Interest in $895,000,000 joint repurchase agreement 5.29%, dated 11/30/2006 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $895,131,515 on 12/1/2006. The market value of the underlying securities at the end of the period was $912,900,727.	71,000,000
71,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 11/30/2006 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,500,220,417 on 12/1/2006. The market value of the underlying securities at the end of the period was $1,530,000,533.	71,000,000
71,000,000		Interest in $1,900,000,000 joint repurchase agreement 5.29%, dated 11/30/2006 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/28/2011 for $1,900,279,194 on 12/1/2006. The market value of the underlying securities at the end of the period was $1,938,001,245.	71,000,000
21,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 5.19%, dated 11/17/2006 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $1,008,794,167 on 1/17/2007. The market value of the underlying securities at the end of the period was $1,021,916,118.	21,000,000
11,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 11/17/2006 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $504,405,556 on 1/17/2007. The market value of the underlying securities at the end of the period was $510,960,324.	11,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[2]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2008 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $158,388,256.	$3,000,000
10,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 5.19%, dated 9/26/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $507,496,667 on 1/8/2007. The market value of the underlying securities at the end of the period was $519,972,484.	10,000,000
7,000,000	[2]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 10/3/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 12/15/2010 for $152,583,292 on 1/31/2007. The market value of the underlying securities at the end of the period was $156,990,644.	7,000,000
7,000,000	[2]	Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2025 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $312,980,420.	7,000,000
2,000,000	[2]	Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was $158,983,913.	2,000,000
3,000,000	[2]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2025 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,985,305.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	354,112,000
		TOTAL INVESTMENTS--104.8% (AT AMORTIZED COST) [3]	374,070,364
		OTHER ASSETS AND LIABILITIES - NET--(4.8)%	(17,222,990)
		TOTAL NET ASSETS--100%	$356,847,374

1 Discount rate at time of purchase.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$354,112,000
Investments in securities	19,958,364
Total investments in securities, at amortized cost and value		$374,070,364
Income receivable		486,697
Receivable for investments sold		16,965,721
Receivable for shares sold		2,829
TOTAL ASSETS		391,525,611
Liabilities:
Payable for investments purchased	33,930,980
Payable for shares redeemed	221,384
Income distribution payable	344,545
Payable to bank	4,106
Payable for distribution services fee (Note 4)	30,405
Payable for shareholder services fee (Note 4)	76,171
Accrued expenses	70,646
TOTAL LIABILITIES		34,678,237
Net assets for 356,848,157 shares outstanding		$356,847,374
Net Assets Consist of:
Paid-in capital		$356,848,157
Distributions in excess of net investment income		(783)
TOTAL NET ASSETS		$356,847,374
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($356,847,374 ÷ 356,848,157 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2006 (unaudited)

Investment Income:
Interest			$9,338,971
Expenses:
Investment adviser fee (Note 4)		$897,322
Administrative personnel and services fee (Note 4)		142,824
Custodian fees		11,889
Transfer and dividend disbursing agent fees and expenses		183,855
Directors'/Trustees' fees		3,049
Auditing fees		8,222
Legal fees		4,439
Portfolio accounting fees		40,080
Distribution services fee (Note 4)		179,464
Shareholder services fee (Note 4)		448,661
Share registration costs		28,170
Printing and postage		17,067
Insurance premiums		4,507
Taxes (Note 2)		13,202
Miscellaneous		8,183
TOTAL EXPENSES		1,990,934
Waivers (Note 4):
Waiver of investment adviser fee	$(91,764)
Waiver of administrative personnel and services fee	(6,072)
TOTAL WAIVERS		(97,836)
Net expenses			1,893,098
Net investment income			7,445,873
Net realized gain on investments			231
Change in net assets resulting from operations			$7,446,104

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2006	Year Ended 5/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,445,873	$10,073,837
Net realized gain on investments	231	1,089
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,446,104	10,074,926
Distributions to Shareholders:
Distributions from net investment income	(7,449,720)	(10,071,186)
Distributions from net realized gain on investments	(231)	(1,089)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,449,951)	(10,072,275)
Share Transactions:
Proceeds from sale of shares	442,293,437	1,165,590,473
Net asset value of shares issued to shareholders in payment of distributions declared	7,154,936	9,604,579
Cost of shares redeemed	(481,407,102)	(1,038,924,327)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,958,729)	136,270,725
Change in net assets	(31,962,576)	136,273,376
Net Assets:
Beginning of period	388,809,950	252,536,574
End of period (including undistributed (distributions in excess of) net investment income of $(783) and $3,064, respectively)	$356,847,374	$388,809,950

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2006	Year Ended 5/31/2006
Shares sold	442,293,437	1,165,590,473
Shares issued to shareholders in payment of distributions declared	7,154,936	9,604,579
Shares redeemed	(481,407,102)	(1,038,924,327)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,958,729)	136,270,725

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the Adviser voluntarily waived $91,764 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2006, FSC retained $748 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended November 30, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than November 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

7. SUBSEQUENT EVENT

On December 21, 2006, the Corporation entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Evaluation and Approval of Advisory Contract

TREASURY CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES, INC.

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007